UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. Attached hereto.

1

TCW Insight that works for you.™

TCW Strategic Income Fund, Inc.

2009 Semi-Annual Report

TCW Strategic Income Fund, Inc.

2009 Semi-Annual Report

TCW Strategic Income Fund, Inc.

The President’s Letter

Dear Shareholder:

We are pleased to present the 2009 semi-annual report of the TCW Strategic Income Fund, Inc. (“TSI” or “the Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company. The Fund’s current distribution policy is to pay at least 7% annually based on previous year-end net asset value (“NAV”). During the first half of 2009, two dividends of $0.0635 per share per quarter were paid out. The dividends were paid entirely from income earned by the Fund through June 30, 2009. The return of the Fund’s NAV during the first half of 2009 was 13.6% (with dividends invested). However, the overall price had a return of 22.3% for the six months ended June 30, 2009. The NAV discount to market price narrowed from 15.7% at the end of 2008 to 9.5% at June 30, 2009. The custom index for the Fund, a blend of equity and fixed income indices, was up 11.21% during the first six months of 2009.

TSI’s underlying asset allocation includes a mix of fixed income and equity securities. The Fund’s largest allocation to the Mortgage-Backed Securities (“MBS”) sector increased slightly from 89.4% at the end of 2008 to 91.9% at June 30, 2009. The MBS, Asset-Backed Securities (“ABS”) and Convertible Securities sectors had strong performance. The Collateralized Debt Obligation (“CDO”) holdings in the Fund remained a negligible amount of the overall portfolio.

The following table summarizes the performance of the five principal market sectors of the Fund during the first half of 2009:

Fund Sector	Market Value	Fund Allocation	Fund Sector Returns (Gross of Fees) Six Months Ended June 30, 2009
Mortgage-Backed Securities	$225,334,206	91.91%	11.74%
Convertible Securities	12,758,251	5.20%	16.31%
Collateralized Debt Obligations	856,307	0.35%	-51.76%
Common Stocks	5,963,891	2.44%	6.13%
Asset-Backed Securities	245,315	0.10%	56.44%

Total	$245,157,970	100.00%

The above portfolio composition was a result of the following:

•

Allocation to MBS increased slightly from approximately 89.4% to a 91.9% due to relative market action. This allocation is composed of MBS securities with high initial credit ratings, including those backed by mortgages securitized by Government Sponsored Enterprises (“GSEs”) as well as by private label issuers. Some securities have characteristics that differ from traditional pass-through MBS, including their liquidity and sensitivity to rate changes. These securities include inverse floaters and interest-only securities. The non-GSE-backed MBS securities have greater exposure to credit risk, although TCW has purchased these with a view to capturing deep pricing discounts to ultimate recovery values, even assuming harsh losses to the underlying loan pools. Non-agency MBS holdings have minimal underlying exposure to riskier borrowers (FICO score less than 650) and are senior in the capital structure.

•	Allocation to the ABS and CDO sectors decreased due to write downs from losses the securities experienced during the six months ended June 30, 2009. The positive performance of the ABS

The President’s Letter (Continued)

sector was due to interest payments on the securities written down. Neither sector had much contribution, positively or negatively, to the overall performance of the Fund.

•	The Fund’s small allocation to equities outperformed the S&P 500 index during the first half of the year.

•

The Fund started the year with $58.1 million in leverage and had $58.6 million on June 30, 2009. This cost of borrowing increased slightly on March 1 from 75 basis points to 100 basis points over the Federal Funds rate. During 2009, the Fund continued to use the leverage to invest primarily in MBS. The Fund as of today is still benefiting from positive cash-flow carry on those positions.

In summary, the Fund’s heavy allocation to MBS was the primary generator of the strong performance for the first half of 2009.

Investors should be aware that TSI has additional information accessible via TCW’s web site, http://www.tcw.com. Investors should periodically access it. Jeffrey Gundlach, the portfolio manager of the Fund, held a conference call for TSI investors in January 2009 to discuss Fund performance and market observations. The one hour call attracted numerous participants and has been posted on the TSI website.

The next annual meeting of shareholders of TSI will be held at the Los Angeles Marriott Downtown Hotel, 333 South Figueroa Street, Los Angeles, CA 90017 on Tuesday, September 15, 2009 at 9:00 A.M., Pacific Daylight Time, to consider and vote on the following matters:

•	Election of eight directors to hold office until the next annual meeting of shareholders or until their successors have been duly elected and qualified;

•

Conversion of TSI to an open-end investment company pursuant its Articles of Incorporation, and adoption of an amendment and restatement of the Articles of Incorporation to effectuate the proposal; and

•	Such other matters that may properly come before the annual meeting and any adjournments or postponements thereof.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support.

Sincerely,

Ronald R. Redell

President and Chief Executive Officer

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2009

Principal Amount		Fixed Income Securities	Value

		Asset Backed Securities (0.1%)
$2,500,000		Ameriquest Mortgage Securities, Inc., (06-R2-M10), 2.814%, due 04/25/36 (1)(2)	$35,000
2,000,000		Carrington Mortgage Loan Trust, (06-FRE2-M10), (144A), 2.314%, due 10/25/36 (Cost $1,762,231, Acquired 10/05/2006) (1)(2)(3)(4)	12,150
2,000,000		Carrington Mortgage Loan Trust, (06-NC1-M10), (144A), 3.314%, due 01/25/36 (Cost $1,882,813, Acquired 05/19/2006) (1)(2)(3)(4)	84,200
1,500,000		Countrywide Asset-Backed Certificates, (06-26-B), (144A), 2.064%, due 06/25/37 (Cost $1,229,772, Acquired 12/19/2006) (1)(2)(3)(4)	12,900
2,000,000		Countrywide Asset-Backed Certificates, (07-6-M8), 2.314%, due 09/25/37 (1)(2)	30,800
1,740,000		HSI Asset Securitization Corp. Trust, (07-HE2-M8), 2.814%, due 04/25/37 (1)(2)	34,800
1,495,057		Saxon Asset Securities Trust, (06-2-B4), 2.814%, due 09/25/36 (1)(2)	10,465
1,000,000		Saxon Asset Securities Trust, (07-1-B2), 2.564%, due 01/25/47 (1)(2)	15,000
2,000,000		Structured Asset Securities Corp., (06-WF1-M9), 2.314%, due 02/25/36 (1)(2)	10,000

		Total Asset Backed Securities (Cost: $14,463,003)	245,315

		Collateralized Debt Obligations (0.5%)
1,500	(7)	ACA CLO, Ltd., (06-2), (144A), 0%, due 01/09/21 (Cost $1,395,000 (9), Acquired 11/28/2006) (1)(2)(3)(4)(5)(6)	15,000
4,000,000		ARES CLO, (06-5RA), (144A), 0%, due 02/24/18 (Cost $3,840,000 (9), Acquired 03/08/2006) (1)(2)(3)(4)(5)(6)	40,000
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 0%, due 07/17/19 (Cost $1,840,000 (9), Acquired 04/24/2007) (1)(2)(3)(4)(5)(6)	20,000
10,000		Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000 (9), Acquired 08/03/2006) (1)(2)(3)(4)(5)(6)(8)	—
1,164,798		Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000 (9), Acquired 08/03/2006) (1)(2)(3)(4)(5)(8)	—
1,000	(7)	Centurion CDO VII, Ltd., (144A), 0%, due 01/30/16 (Cost $760,000 (9), Acquired 11/01/2006) (1)(2)(3)(4)(5)(6)(8)	50,000
2,000,000		Clydesdale CLO, Ltd., (06-1A), (144A), 0%, due 12/19/18 (Cost $1,860,000 (9), Acquired 01/16/2007) (1)(2)(3)(4)(5)(6)(8)	20,000
1,000,000		CW Capital Cobalt, (06-2A-K), (144A), 0%, due 04/26/50 (Cost $1,000,000 (9), Acquired 04/12/2006) (1)(2)(3)(4)(5)	40,000
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 0%, due 04/26/50 (Cost $940,000 (9), Acquired 04/12/2006) (1)(2)(3)(4)(5)(6)(8)	30,000
1,771,501		De Meer Middle Market CLO, Ltd., (06-1A), (144A), 0%, due 10/20/18 (Cost $1,734,261 (9), Acquired 08/03/2006) (1)(3)(4)(5)(6)	106,290
857,103		De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 0%, due 10/20/18 (Cost $918,497 (9), Acquired 08/03/2006) (1)(2)(3)(4)(5)	68,568
2,000,000		Duane Street CLO, (06-3-A), (144A), 0%, due 01/11/21 (Cost $1,860,000 (9), Acquired 11/15/2006) (1)(3)(4)(5)(6)	40,000
1,000,000		FM Leveraged Capital Fund, (06-2A-E), (144A), 0%, due 11/15/20 (Cost $1,000,000 (9), Acquired 10/31/2006) (1)(2)(3)(4)(5)	80,000
2,000	(7)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20 (Cost $1,860,000 (9), Acquired 10/31/2006) (1)(2)(3)(4)(5)(6)	20,000
2,000,000		Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000 (9), Acquired 11/03/2006) (1)(2)(3)(4)(5)(6)	—

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Collateralized Debt Obligations (Continued)
$1,074,392		Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $955,559 (9), Acquired 11/06/2006) (1)(2)(3)(4)(5)	$—
1,000	(7)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000 (9), Acquired 03/13/2006) (1)(2)(3)(4)(5)(6)	—
2,000,000		Galaxy CLO, Ltd., (06-6I), 0%, due 06/13/18 (1)(5)(6)(8)	20,000
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 0%, due 10/13/18 (Cost $1,900,000 (9), Acquired 08/04/2006) (1)(3)(4)(5)(6)	20,000
2,000,000		LCM CDO, LP, (5I), 0%, due 03/21/19 (1)(5)(6)(8)	100,000
1,500	(7)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500 (9), Acquired 11/21/2006) (1)(2)(3)(4)(5)(6)(8)	150
487,728		Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $487,728 (9), Acquired 11/21/2006) (1)(2)(3)(4)(5)(8)	49
3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 0%, due 10/18/20 (Cost $3,325,000 (9), Acquired 08/10/2006) (1)(3)(4)(5)(6)	87,500
3,000,000		Prospect Park CDO, Ltd., (06-1I), 0%, due 07/15/20 (1)(5)(6)(8)	90,000
1,750,000	(7)	Vertical CDO, Ltd., (06-1), (144A), 0%, due 04/22/46 (Cost $1,697,500 (9), Acquired 05/16/2006) (1)(2)(3)(4)(5)(6)(8)	8,750
2,000,000		Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000 (9), Acquired 05/19/2006) (1)(2)(3)(4)(5)(6)(8)	—
2,312,583		Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $2,171,422 (9), Acquired 05/19/2006) (1)(2)(3)(4)(5)(8)	—
1,000,000	(7)	Whitehorse III, Ltd., (144A), 0%, due 05/01/18 (Cost $900,000 (9), Acquired 02/22/2007) (1)(2)(3)(4)(5)(6)	—

		Total Collateralized Debt Obligations (Cost: $856,307)	856,307

		Collateralized Mortgage Obligations (118.4%)
		Private Mortgage-Backed Securities (66.1%)
5,250,000		Adjustable Rate Mortgage Trust, (05-11-2A3), 5.309%, due 02/25/36 (2)	2,516,162
2,951,990		Adjustable Rate Mortgage Trust, (05-4-6A22), 5.289%, due 08/25/35 (2)	1,021,487
3,905,544		American Home Mortgage Assets, (05-2-2A1A), 5.449%, due 01/25/36 (2)	2,131,251
3,708,063		Banc of America Funding Corp., (07-6-A2), 0.594%, due 07/25/37 (2)	1,987,887
3,064,719		Bear Stearns Alternative Loan Trust, (04-8-1A), 0.664%, due 09/25/34 (2)	1,777,941
2,457,823		Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.854%, due 03/25/36 (2)	1,212,965
2,168,301		Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.544%, due 04/25/36 (2)	741,358
3,500,000		Citi Mortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,219,693
4,443,082		Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 5.308%, due 10/25/35	2,822,597
2,644,980		Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 6.057%, due 08/25/36 (2)	1,842,034
3,133,787		Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,715,830
3,000,000		Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37	1,702,678
4,000,000		Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,223,548
3,158,384		Countrywide Alternative Loan Trust, (07-18CB-2A25), 6%, due 08/25/37	2,001,626
1,788,904		Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	856,989
3,000,000		Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,499,869
2,703,309		Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,384,391

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Private Mortgage-Backed Securities (Continued)
$2,554,054	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	$1,559,209
4,640,000	Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46	2,665,359
2,272,965	Countrywide Home Loans, (04-HYB4-B1), 4.389%, due 09/20/34 (2)	807,744
184,973,414	Countrywide Home Loans, (06-14-X), 0.345%, due 09/25/36 (I/O)(2)	1,521,388
226,699,388	Countrywide Home Loans, (06-15-X), 0.39%, due 10/25/36 (I/O)(2)	2,170,307
4,385,924	Countrywide Home Loans, (06-HYB2-1A1), 5.284%, due 04/20/36 (2)	2,295,489
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	1,623,634
3,635,579	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	2,144,915
34,933,610	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.236%, due 11/25/36 (I/O)(I/F)(2)	3,247,739
2,469,125	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.067%, due 08/25/37 (2)	174,349
3,018,455	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.504%, due 02/25/37 (2)	1,398,643
643,364	GSAA Home Equity Trust, (06-19-A1), 0.404%, due 12/25/36 (2)	314,598
2,437,401	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.494%, due 05/25/36 (2)	906,403
6,816,727	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	4,181,348
676,331	GSR Mortgage Loan Trust, (04-3F-2A10), 17.012%, due 02/25/34 (I/F)(2)	699,304
2,035,847	GSR Mortgage Loan Trust, (05-AR3-6A1), 5.028%, due 05/25/35 (2)	1,247,860
3,906,726	GSR Mortgage Loan Trust, (06-1F-1A5), 28.799%, due 02/25/36 (I/F)(TAC)(2)	4,659,132
4,148,170	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.925%, due 03/25/37 (2)	2,225,822
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 4.945%, due 11/25/35 (2)	2,514,321
4,186,105	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	2,635,114
3,876,572	Lehman XS Trust, (07-14H-A211), 0.574%, due 07/25/47 (2)	2,088,964
3,514,578	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47	2,041,932
2,214,227	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36 (2)	1,249,330
3,779,090	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,328,522
3,536,695	Morgan Stanley Mortgage Loan Trust, (07-13-6A1), 6%, due 10/25/37	2,093,092
3,000,951	Morgan Stanley Mortgage Loan Trust, (07-14AR-6A1), 6.302%, due 11/25/37 (2)	1,701,322
3,220,567	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 6.544%, due 11/25/37 (2)	1,848,887
8,209,630	Nomura Asset Acceptance Corp., (06-AR1-1A), 5.614%, due 02/25/36 (2)	3,418,020
2,000,000	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47 (2)	721,434
2,500,000	Novastar Home Equity Loan, (04-2-M4), 1.514%, due 09/25/34 (2)	1,525,612
3,104,504	Prime Mortgage Trust, (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (3)	2,218,507
2,416,900	Residential Accredit Loans, Inc., (05-QA7-M1), 5.361%, due 07/25/35 (2)	147,351
3,004,912	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36 (PAC)	1,979,234
5,000,000	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,603,910
2,591,141	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37 (TAC)	1,585,159
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,662,289
2,750,000	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,124,441

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Private Mortgage-Backed Securities (Continued)
$11,947,206	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O)(2)	$2,052,530
249,904,728	Residential Funding Mortgage Securities, (06-S9-AV), 0.3%, due 09/25/36 (I/O)(2)	1,518,521
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.589%, due 10/25/36	2,447,429
3,037,042	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.884%, due 10/25/35 (2)	1,835,824
3,404,628	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.108%, due 01/25/36 (2)	1,931,697
2,572,876	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	1,400,629
1,872,381	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.949%, due 10/25/47 (2)	952,755
1,256,774	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.394%, due 01/25/38 (2)(3)	911,601
4,217,081	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35	2,570,819
4,172,044	Washington Mutual Mortgage Pass-Through Certificates, (07-HY6-2A1), 5.674%, due 06/25/37 (2)	2,664,681
1,901,707	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	1,454,359
2,813,618	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.594%, due 07/25/36 (2)	2,011,557
4,500,000	Wells Fargo Mortgage Backed Securities Trust, (07-8-2A10), 6%, due 07/25/37 (PAC)	2,827,344
3,046,009	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 6.06%, due 04/25/37	2,184,446

	Total Private Mortgage-Backed Securities	125,753,182

	U.S. Government Agency Obligations (52.3%)
3,963,965	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33 (P/O)(5)	1,830,448
3,258,000	Federal Home Loan Mortgage Corp., (2684-SN), 26.653%, due 10/15/33 (I/F)(2)	3,533,413
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33 (P/O)(5)	3,825,765
1,950,546	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34 (P/O)(5)	1,423,714
2,683,672	Federal Home Loan Mortgage Corp., (2937-SW), 19.602%, due 02/15/35 (I/F)(TAC)(2)	2,716,992
832,360	Federal Home Loan Mortgage Corp., (2950-GS), 20.653%, due 03/15/35 (I/F)(2)	785,452
2,943,247	Federal Home Loan Mortgage Corp., (2951-NS), 20.653%, due 03/15/35 (I/F)(2)	2,559,087
917,836	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35 (I/F)(TAC)(2)	943,262

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	U.S. Government Agency Obligations (Continued)
$986,666	Federal Home Loan Mortgage Corp., (2990-JK), 20.727%, due 03/15/35 (I/F)(2)	$1,012,569
2,721,344	Federal Home Loan Mortgage Corp., (3000-SR), 19.102%, due 03/15/35 (I/F)(TAC)(2)	2,812,486
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 10.765%, due 08/15/35 (I/F)(2)	2,024,802
1,607,354	Federal Home Loan Mortgage Corp., (3019-SQ), 33.697%, due 06/15/35 (I/F)(2)	1,764,869
1,715,416	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33 (I/F)(2)	1,685,501
3,226,609	Federal Home Loan Mortgage Corp., (3063-JS), 27.283%, due 11/15/35 (I/F)(2)	3,591,028
488,136	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35 (PAC)	484,963
2,605,421	Federal Home Loan Mortgage Corp., (3077-ZW), 4.5%, due 08/15/35	2,627,437
1,286,531	Federal Home Loan Mortgage Corp., (3092-CS), 18.351%, due 12/15/35 (I/F)(TAC)(2)	1,316,330
1,339,475	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35 (P/O)(TAC)(5)	1,100,733
2,120,352	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35 (P/O)(5)	1,535,854
22,199,571	Federal Home Loan Mortgage Corp., (3122-SG), 5.311%, due 03/15/36 (I/O)(I/F)(TAC)(PAC)(2)	1,467,851
2,311,911	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36 (P/O)(5)	2,024,247
1,621,756	Federal Home Loan Mortgage Corp., (3146-SB), 22.479%, due 04/15/36 (I/F)(2)	1,669,874
583,297	Federal Home Loan Mortgage Corp., (3153-NK), 22.406%, due 05/15/36 (I/F)(2)	603,549
1,354,758	Federal Home Loan Mortgage Corp., (3161-SA), 22.296%, due 05/15/36 (I/F)(2)	1,383,055
3,350,677	Federal Home Loan Mortgage Corp., (3185-SA), 10.585%, due 07/15/36 (I/F)(2)	3,049,542
1,037,153	Federal Home Loan Mortgage Corp., (3186-SB), 21.562%, due 07/15/36 (I/F)(2)	1,047,590
22,888,566	Federal Home Loan Mortgage Corp., (3323-SA), 5.791%, due 05/15/37 (I/O)(I/F)(2)	2,095,794
1,288,589	Federal Home Loan Mortgage Corp., (3330-SB), 22.662%, due 06/15/37 (I/F)(TAC)(2)	1,314,785
2,571,507	Federal Home Loan Mortgage Corp., (3349-SD), 21.379%, due 07/15/37 (I/F)(2)	2,595,329
1,145,005	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36 (P/O)(5)	965,359
7,842,485	Federal Home Loan Mortgage Corp., (3459-JS), 5.931%, due 06/15/38 (I/O)(I/F)(2)	616,238

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	U.S. Government Agency Obligations (Continued)
$3,641,658	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	$3,568,862
3,704,674	Federal National Mortgage Association, (05-13-JS), 21.681%, due 03/25/35 (I/F)(2)	3,452,229
1,637,920	Federal National Mortgage Association, (05-44-TS), 18.788%, due 03/25/35 (I/F)(TAC)(2)	1,665,699
1,828,614	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35 (P/O)(5)	1,499,738
1,891,728	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35 (P/O)(5)	1,705,092
624,854	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	624,632
1,040,130	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35 (I/F)(TAC)(2)	931,157
404,644	Federal National Mortgage Association, (06-14-SP), 22.54%, due 03/25/36 (I/F)(TAC)(2)	403,047
827,626	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36 (P/O)(5)	680,814
3,175,533	Federal National Mortgage Association, (06-45-SP), 22.06%, due 06/25/36 (I/F)(2)	3,242,489
1,530,839	Federal National Mortgage Association, (06-57-SA), 21.84%, due 06/25/36 (I/F)(2)	1,572,392
1,817,053	Federal National Mortgage Association, (06-67-DS), 23.92%, due 07/25/36 (I/F)(2)	1,755,796
25,394,975	Federal National Mortgage Association, (07-48-SD), 5.786%, due 05/25/37 (I/O)(I/F)(2)	1,844,826
19,006,985	Federal National Mortgage Association, (07-53-SG), 6.286%, due 06/25/37 (I/O)(I/F)(2)	1,618,489
1,979,554	Federal National Mortgage Association, (07-58-SL), 15.341%, due 06/25/36 (I/F)(2)	1,923,324
12,939,031	Federal National Mortgage Association, (08-86-SH), 6.086%, due 12/25/38 (I/O)(I/F)(2)	951,014
5,240,850	Government National Mortgage Association, (05-45-DK), 20.728%, due 06/16/35 (I/F)(2)	5,223,219
33,731,275	Government National Mortgage Association, (06-35-SA), 6.285%, due 07/20/36 (I/O)(I/F)(2)	2,476,287
60,965,489	Government National Mortgage Association, (06-61-SA), 4.435%, due 11/20/36 (I/O)(I/F)(TAC)(2)	3,344,213
30,945,721	Government National Mortgage Association, (08-53-TS), 6.155%, due 05/20/38 (I/O)(I/F)(TAC)(2)	1,936,887
39,039,751	Government National Mortgage Association, (08-58-TS), 6.085%, due 05/20/38 (I/O)(I/F)(TAC)(2)	2,752,900

	Total U.S. Government Agency Obligations	99,581,024

	Total Collateralized Mortgage Obligations (Cost: $214,837,232)	225,334,206

	Total Fixed Income Securities (Cost: $ 230,156,542) (119.0%)	226,435,828

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2009

Principal Amount	Convertible Securities	Value

	Convertible Corporate Bonds (4.4%)
	Banking (0.8%)
$907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	$797,026
683,000	National City Corp., 4%, due 02/01/11	674,463

	Total Banking	1,471,489

	Commercial Services (0.4%)
865,000	Sotheby’s, 3.125%, due 06/15/13	685,512

	Communications (0.1%)
227,000	Ciena Corp., 0.25%, due 05/01/13	149,890

	Electronics (0.5%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	33,975
751,000	LSI Logic Corp., 4%, due 05/15/10	737,857
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (3)	250,013

	Total Electronics	1,021,845

	Healthcare Providers (0.4%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	827,235

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (3)	126,400
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10 (3)	154,400

	Total Medical Supplies	280,800

	Metals (0.1%)
370,000	Coeur d’Alene Mines Corp., 3.25%, due 03/15/28	269,175

	Oil & Gas (0.7%)
99,000	Hercules Offshore, Inc., (144A), 3.375%, due 06/01/38 (3)	63,484
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	420,850
442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	407,192
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	391,723

	Total Oil & Gas	1,283,249

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (3)	429,739

	Real Estate (1.0%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1)(3)(4)	1,571,991
362,000	ProLogis, 2.625%, due 05/15/38	265,618

	Total Real Estate	1,837,609

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13 (3)	127,575

	Total Convertible Corporate Bonds (Cost: $8,641,748)	8,384,118

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Convertible Securities	Value

	Convertible Preferred Stocks (2.3%)
	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	$207,860

	Electric Utilities (0.4%)
16,500	AES Corp., $3.375	705,045

	Financial Services (0.1%)
2,724	Vale Capital, Ltd., Series A, $2.75	100,107
1,612	Vale Capital, Ltd., Series B, $2.75	60,450

	Total Financial Services	160,557

	Food Products (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	215,291

	Insurance (0.3%)
13,105	Reinsurance Group of America, Inc., $2.875	623,307

	Media (0.2%)
800	Interpublic Group of Cos., Inc., (144A), $52.50 (3)	414,200

	Oil, Gas & Consumable Fuels (0.3%)
8,445	Chesapeake Energy Corp., $4.50	540,480

	Pharmaceuticals (0.1%)
330	Mylan, Inc., $65.00	284,262

	Road & Rail (0.3%)
660	Kansas City Southern, $51.25	496,815

	Transportation (0.4%)
17,850	Bristow Group, Inc. $2.75	726,316

	Total Convertible Preferred Stocks (Cost: $6,138,518)	4,374,133

	Total Convertible Securities (Cost: $ 14,780,266) (6.7%)	12,758,251

	Common Stock
	Aerospace & Defense (0.0%)
2,240	Honeywell International, Inc.	70,336

	Capital Markets (0.1%)
1,120	Ameriprise Financial, Inc.	27,182
6,050	Blackstone Group, LP (The)	63,767
1,490	Invesco, Ltd.	26,552

	Total Capital Markets	117,501

	Chemicals (0.1%)
5,310	Du Pont (E.I.) de Nemours & Co.	136,042

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2009

Number of Shares	Common Stock	Value

	Commercial Services & Supplies (0.0%)
2,750	Waste Management, Inc.	$77,440

	Communications Equipment (0.1%)
13,210	Motorola, Inc.	87,582

	Computers & Peripherals (0.2%)
4,850	Dell, Inc. (6)	66,590
1,580	Hewlett-Packard Co.	61,067
1,850	International Business Machines Corp.	193,177

	Total Computers & Peripherals	320,834

	Consumer Finance (0.0%)
1,280	American Express Co.	29,747

	Containers & Packaging (0.1%)
7,990	Packaging Corp. of America	129,438

	Diversified Consumer Services (0.0%)
2,960	H&R Block, Inc.	51,001

	Diversified Financial Services (0.1%)
5,600	JPMorgan Chase & Co.	191,016
2,110	NYSE Euronext	57,497

	Total Diversified Financial Services	248,513

	Diversified Telecommunication Services (0.2%)
5,500	AT&T, Inc.	136,620
33,720	Qwest Communications International, Inc.	139,938
8,707	Windstream Corp.	72,791

	Total Diversified Telecommunication Services	349,349

	Electric Utilities (0.5%)
3,860	American Electric Power Co., Inc.	111,515
10,622	Entergy Corp.	823,418

	Total Electric Utilities	934,933

	Electronic Equipment, Instruments & Components (0.1%)
6,380	Tyco Electronics, Ltd.	118,604

	Energy Equipment & Services (0.0%)
1,700	Baker Hughes, Inc.	61,948

	Food & Staples Retailing (0.1%)
2,550	CVS Caremark Corp.	81,269

	Food Products (0.1%)
400	Kellogg Co.	18,628
5,860	Kraft Foods, Inc., Class A	148,492
10,380	Sara Lee Corp.	101,309

	Total Food Products	268,429

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (0.0%)
6,570	Boston Scientific Corp. (6)	$66,620

	Health Care Providers & Services (0.0%)
12,600	Tenet Healthcare Corp. (6)	35,532

	Household Durables (0.1%)
8,428	Lennar Corp., Class A	81,667

	Household Products (0.1%)
3,150	Kimberly-Clark Corp.	165,155

	Industrial Conglomerates (0.1%)
6,530	General Electric Co.	76,532
3,980	Tyco International, Ltd.	103,400

	Total Industrial Conglomerates	179,932

	Insurance (0.1%)
4,030	Travelers Cos., Inc. (The)	165,391

	Leisure Equipment & Products (0.1%)
6,690	Mattel, Inc.	107,375

	Life Sciences Tools & Services (0.0%)
610	Thermo Fisher Scientific, Inc. (6)	24,870

	Media (0.1%)
5,620	Comcast Corp., Class A	81,434
9,680	Regal Entertainment Group, Class A	128,647
1,726	Time Warner, Inc.	43,478

	Total Media	253,559

	Metals & Mining (0.0%)
2,210	United States Steel Corp.	78,985

	Oil, Gas & Consumable Fuels (0.3%)
1,400	Anadarko Petroleum Corp.	63,546
1,080	BP PLC (SP ADR)	51,494
2,700	Chevron Corp.	178,875
1,050	Devon Energy Corp.	57,225
3,120	Marathon Oil Corp.	94,006
2,820	Valero Energy Corp.	47,630

	Total Oil, Gas & Consumable Fuels	492,776

	Paper & Forest Products (0.1%)
2,980	Avery Dennison Corp.	76,526
5,670	MeadWestvaco Corp.	93,045

	Total Paper & Forest Products	169,571

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2009

Number of Shares	Common Stock	Value

	Personal Products (0.0%)
1,870	Estee Lauder Cos., Inc. (The), Class A	$61,093

	Pharmaceuticals (0.2%)
4,800	Bristol-Myers Squibb Co.	97,488
9,440	Pfizer, Inc.	141,600
4,070	Watson Pharmaceuticals, Inc. (6)	137,118

	Total Pharmaceuticals	376,206

	Real Estate Investment Trusts (REITs) (0.0%)
2,280	Annaly Capital Management, Inc.	34,519

	Road & Rail (0.0%)
300	CSX Corp.	10,389

	Semiconductors & Semiconductor Equipment (0.1%)
1,860	Analog Devices, Inc.	46,091
6,660	Intel Corp.	110,223
2,560	KLA-Tencor Corp.	64,640
931	LSI Corp. (6)	4,245

	Total Semiconductors & Semiconductor Equipment	225,199

	Software (0.0%)
3,290	CA, Inc.	57,345

	Specialty Retail (0.1%)
7,160	Gap, Inc. (The)	117,424
4,500	Home Depot, Inc. (The)	106,335

	Total Specialty Retail	223,759

	Thrifts & Mortgage Finance (0.0%)
6,640	New York Community Bancorp, Inc.	70,982

	Total Common Stock (Cost: $ 7,424,769) (3.1%)	5,963,891

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments (3.7%)	Value

$7,026,548	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 07/01/09 (collateralized by $7,170,000, U.S. Treasury Bill, 0.18%, due 08/20/09, valued at $7,168,566) (Total Amount to be Received Upon Repurchase $7,026,549)	$7,026,548

	Total Short-Term Investments (Cost: $7,026,548)	7,026,548

	Total Investments (cost $259,388,125) (132.5%)	252,184,518
	Liabilities in Excess of Other Assets (– 32.5%)	(61,839,082)

	Net Assets (100.0%)	$190,345,436

Notes to Schedule of Investments:

(1)	Illiquid security.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2009.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $7,023,467 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	Restricted security (Note 7).
(5)	As of June 30, 2009, security is not accruing interest.
(6)	Non-income producing security.
(7)	Represents number of preferred shares.
(8)	Fair valued security (Note 1).
(9)	Represents original acquisition cost prior to recognition of impairment in security.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	June 30, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	66.1%
U.S. Government Agency Obligations	52.3
Real Estate	1.0
Electric Utilities	0.9
Banking	0.8
Oil & Gas	0.7
Oil, Gas & Consumable Fuels	0.6
Pharmaceuticals	0.5
Electronics	0.5
Collateralized Debt Obligations	0.5
Commercial Services	0.5
Healthcare Providers	0.4
Insurance	0.4
Transportation	0.4
Media	0.3
Road & Rail	0.3
Food Products	0.2
Diversified Telecommunication Services	0.2
Computers & Peripherals	0.2
Asset-Backed Securities	0.1
Medical Supplies	0.1
Metals	0.1
Diversified Financial Services	0.1
Semiconductors & Semiconductor Equipment	0.1
Specialty Retail	0.1
Industrial Conglomerates	0.1
Paper & Forest Products	0.1
Household Products	0.1

*	Value rounds to less than 0.1% of net assets.

Industry	Percentage of Net Assets
Financial Services	0.1%
Communications	0.1
Chemicals	0.1
Containers & Packaging	0.1
Retailers	0.1
Electronic Equipment, Instruments and Components	0.1
Capital Markets	0.1
Leisure Equipment & Products	0.1
Communications Equipment	0.1
Household Durables	0.1
Food & Staples Retailing	0.1
Metals & Mining	0.0	*
Commercial Services & Supplies	0.0	*
Thrifts & Mortgage Finance	0.0	*
Aerospace & Defense	0.0	*
Health Care Equipment & Supplies	0.0	*
Energy Equipment & Services	0.0	*
Personal Products	0.0	*
Software	0.0	*
Diversified Consumer Services	0.0	*
Health Care Providers & Services	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Consumer Finance	0.0	*
Life Sciences Tools & Services	0.0	*
Short-Term Investments	3.7

Total	132.5%

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2009

ASSETS:
Investments, at Value (Cost: $259,388,125)	$252,184,518
Cash	6
Receivable for Securities Sold	39,960
Interest and Dividends Receivable	2,207,145

Total Assets	254,431,629

LIABILITIES:
Payables for Borrowings	58,600,000
Distributions Payable	3,023,234
Payables for Securities Purchased	2,042,128
Interest Payable on Borrowings	187,719
Accrued Investment Advisory Fees	122,659
Accrued Other Expenses	82,462
Accrued Directors’ Fees and Expenses	26,916
Accrued Compliance Expense	1,075

Total Liabilities	64,086,193

NET ASSETS	$190,345,436

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in capital	293,480,932
Accumulated Net Realized Loss on Investments	(106,438,709)
Undistributed Net Investment Income	10,030,720
Net Unrealized Depreciation on Investments	(7,203,607)

NET ASSETS	$190,345,436

NET ASSET VALUE PER SHARE	$4.00

MARKET PRICE PER SHARE	$3.62

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2009

INVESTMENT INCOME:
Income
Interest	$21,413,663
Dividends (net of foreign withholding of taxes of $8)	458,377

Total Investment Income	21,872,040

Expenses
Investment Advisory Fees	711,248
Interest Expense	333,308
Audit and Tax Service Fees	49,589
Directors’ Fees and Expenses	42,470
Proxy Expense	39,238
Legal Fees	39,020
Printing and Distribution Costs	28,176
Transfer Agent Fees	27,176
Listing Fees	21,957
Administration Fees	18,046
Miscellaneous	17,585
Custodian Fees	16,442
Compliance Expense	15,124
Accounting Fees	13,476
Insurance Expense	5,729

Total Expenses	1,378,584

Net Investment Income	20,493,456

NET REALIZED LOSS AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS:
Net Realized Loss on Investments	(12,430,688)
Change in Unrealized Appreciation on Investments	14,920,831

Net Realized Loss and Changes in Unrealized Appreciation on Investments	2,490,143

INCREASE IN NET ASSETS FROM OPERATIONS	$22,983,599

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net Investment Income	$20,493,456	$24,964,219
Net Realized Loss on Investments	(12,430,688)	(53,669,239)
Change in Unrealized Appreciation on Investments	14,920,831	16,903,425

Increase (Decrease) in Net Assets Resulting from Operations	22,983,599	(11,801,595)

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(6,046,468)	(18,091,795)

Total Increase (Decrease) in Net Assets	16,937,131	(29,893,390)

NET ASSETS:
Beginning of Period	173,408,305	203,301,695

End of Period	$190,345,436	$173,408,305

Undistributed (Distributions in Excess of) Net Investment Income	$10,030,720	$(4,416,268)

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Cash Flows (Unaudited)	Six Months Ended June 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Increase in Net Assets From Operations	$22,983,599
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Investments Purchased	(56,370,555)
Investments Sold	36,370,423
Net Decrease in Short-Term Investments	9,909,844
Net Amortization/Accretion of Premium/(Discount)	(61,977)
Increase in Interest and Dividends Receivable	(324,240)
Increase in Accrued Directors’ Fees and Expenses	3,971
Increase in Accrued Compliance Expense	568
Increase in Accrued Investment Advisory Fees	2,311
Decrease in Interest Payable on Borrowings	(2,717)
Decrease in Other Accrued Expenses	(118,297)
Realized and Unrealized (Gain)/Loss on Investments	(2,490,143)

Net Cash Provided by Operating Activities	9,902,787

CASH FLOWS USED IN FINANCING ACTIVITIES:
Distributions to Shareholders	(10,402,781)
Increase in Borrowings	500,000

Net Cash Used in Financing Activities	(9,902,781)

Net Change in Cash	6
Cash at Beginning of Period	—

Cash at End of Period	$6

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid during the year	$336,025

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund invests in asset-backed securities and collateralized debt obligations securities, which are valued based on prices supplied by dealers who make markets in such securities. However, such markets have become illiquid, and therefore, the value of these securities may differ from the realized values had a liquid market existed for these investments, and the differences could be material. At June 30, 2009, the total value of these securities amount to $1,101,622 or 0.6% of the Fund’s net assets.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. At June 30, 2009, thirteen securities were fair valued at $318,949 or 0.2% of the Fund’s net assets.

TCW Strategic Income Fund, Inc.

June 30, 2009

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair values as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund also adopted FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance for identifying circumstances that indicate a transaction is not orderly.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies: (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset Backed Securities	$—	$—	$245,315	$245,315

Collateralized Debt Obligations	—	—	856,307	856,307

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	125,753,182	—	125,753,182
U.S. Government Agency Obligations	—	99,581,024	—	99,581,024

Total Collateralized Mortgage Obligations	—	225,334,206	—	225,334,206

Total Fixed Income Securities	—	225,334,206	1,101,622	226,435,828

Convertible Securities
Convertible Corporate Bonds
Banking	—	1,471,489	—	1,471,489
Commercial Services	—	685,512	—	685,512
Communications	—	149,890	—	149,890
Electronics	—	1,021,845	—	1,021,845
Healthcare Providers	—	827,235	—	827,235
Medical Supplies	—	280,800	—	280,800
Metals	—	269,175	—	269,175
Oil & Gas	—	1,283,249	—	1,283,249
Pharmaceuticals	—	429,739	—	429,739
Real Estate	—	1,837,609	—	1,837,609
Retailers	—	127,575	—	127,575

Total Convertible Corporate Bonds	—	8,384,118	—	8,384,118

Convertible Preferred Stocks
Commercial Services	—	207,860	—	207,860
Electric Utilities	705,045	—	—	705,045
Financial Services	160,557	—	—	160,557
Food Products	215,291	—	—	215,291
Insurance	623,307	—	—	623,307
Media	414,200	—	—	414,200
Oil, Gas & Consumable Fuels	540,480	—	—	540,480
Pharmaceuticals	284,262	—	—	284,262
Road & Rail	496,815	—	—	496,815
Transportation	726,316	—	—	726,316

Total Convertible Preferred Stocks	4,166,273	207,860	—	4,374,133

Total Convertible Securities	4,166,273	8,591,978	—	12,758,251

TCW Strategic Income Fund, Inc.

June 30, 2009

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$70,336	$—	$—	$70,336
Capital Markets	117,501	—	—	117,501
Chemicals	136,042	—	—	136,042
Commercial Services & Supplies	77,440	—	—	77,440
Communications Equipment	87,582	—	—	87,582
Computers & Peripherals	320,834	—	—	320,834
Consumer Finance	29,747	—	—	29,747
Containers & Packaging	129,438	—	—	129,438
Diversified Consumer Services	51,001	—	—	51,001
Diversified Financial Services	248,513	—	—	248,513
Diversified Telecommunication Services	349,349	—	—	349,349
Electric Utilities	934,933	—	—	934,933
Electronic Equipment, Instruments & Components	118,604	—	—	118,604
Energy Equipment & Services	61,948	—	—	61,948
Food & Staples Retailing	81,269	—	—	81,269
Food Products	268,429	—	—	268,429
Health Care Equipment & Supplies	66,620	—	—	66,620
Health Care Providers & Services	35,532	—	—	35,532
Household Durables	81,667	—	—	81,667
Household Products	165,155	—	—	165,155
Industrial Conglomerates	179,932	—	—	179,932
Insurance	165,391	—	—	165,391
Leisure Equipment & Products	107,375	—	—	107,375
Life Sciences Tools & Services	24,870	—	—	24,870
Media	253,559	—	—	253,559
Metals & Mining	78,985	—	—	78,985
Oil, Gas & Consumable Fuels	492,776	—	—	492,776
Paper & Forest Products	169,571	—	—	169,571
Personal Products	61,093	—	—	61,093
Pharmaceuticals	376,206	—	—	376,206
Real Estate Investment Trusts (REITs)	34,519	—	—	34,519
Road & Rail	10,389	—	—	10,389
Semiconductors & Semiconductor Equipment	225,199	—	—	225,199
Software	57,345	—	—	57,345
Specialty Retail	223,759	—	—	223,759
Thrifts & Mortgage Finance	70,982	—	—	70,982

Total Common Stock	5,963,891	—	—	5,963,891

Total Investments	10,130,164	233,926,184	1,101,622	245,157,970

Short-Term Investment
Short-Term Investment	—	7,026,548	—	7,026,548

Total	$10,130,164	$240,952,732	$1,101,622	$252,184,518

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies: (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain/Loss and Change in Unrealized Appreciation/ Depreciation	Net Purchases (Sales)	Net Transfers in and/or Out of Level 3	Balance as of 06/30/09	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 06/30/09
Asset Backed Securities	$426,763	$0	$1,553,637	$(1,735,085)	$0	$245,315	$12,235,248
Collateralized Debt Obligations	5,027,235	0	(4,347,149)	176,221	0	856,307	—

Total	$5,453,998	$0	$(2,793,512)	$(1,558,864)	$0	$1,101,622	$12,235,248

Security Transactions and Related Investment Income:    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

For certain lower credit quality securitized assets that have contractual cash flows (primarily collateralized debt obligation) but the cash flows have changed based on an evaluation of current information, the estimated yield is adjusted on a prospective basis over the remaining life of the security.

Distributions:    Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund’s Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund’s net asset value on an annualized basis. The distribution will be based on the Fund’s net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses recognized for defaults or write-off on structured debt, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Repurchase Agreements:    The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

TCW Strategic Income Fund, Inc.

June 30, 2009

Note 2 — Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2009, net unrealized depreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$30,598,651
Depreciated securities	(37,804,596)

Net unrealized depreciation	$(7,205,945)

Cost of securities for federal income tax purposes	$259,390,463

The Fund is subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3 — Investment Advisory and Service Fees:

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund’s Board of Directors, a portion of the Advisor’s costs associated in support of the Fund’s Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 4 — Purchases and Sales of Securities:

For the six months ended June 30, 2009, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $53,538,405 and $22,388,213, respectively, for non-U.S. Government Securities and aggregated $3,006,375 and $8,571,612, respectively, for U.S. Government Securities.

Note 5 — Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities anytime during the six months ended June 30, 2009.

Note 6 — Directors’ Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $42,470 from the Fund for the six months ended June 30, 2009. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at June 30, 2009. However, certain 144A securities were deemed illiquid as of June 30, 2009 and therefore were considered restricted. Aggregate cost and fair value of such securities held at June 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$7,037,504	$2,327,548	1.2%

Note 8 — Loan Outstanding:

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $60 million at a rate, per annum, equal to the Federal Funds Rate plus 1.00%. The average daily loan balance during the period for which loans were outstanding amounted to $58,503,315, and the weighted average interest rate was 1.15%. Interest expense for the line of credit was $333,308 for the six months ended June 30, 2009. The maximum outstanding loan balance during the six months ended June 30, 2009 was $58,600,000 and is the same balance at June 30, 2009.

Note 9 — Indemnifications:

Under the Fund’s organizational documents, its officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

Note 10 — Subsequent Events:

In accordance with the provisions set forth in FASB SFAS No. 165 Subsequent Events, adopted by the Fund as of June 30, 2009, the Advisor has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 17, 2009. The Advisor has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value Per Share, Beginning of Period	$3.64		$4.27	$5.60	$5.35	$5.78	$5.62

Income from Operations:
Net Investment Income (1)	0.43		0.52	0.38	0.30	0.21	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.77)	(1.28)	0.33	(0.25)	0.19

Total from Investment Operations	0.49		(0.25)	(0.90)	0.63	(0.04)	0.39

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.38)	(0.43)	(0.38)	(0.40)	(0.24)

Capital Activity:
Impact to Capital for Shares Issued	—		—	—	—	—	— (2)
Impact to Capital for Shares Repurchased	—		—	—	—	0.01	0.01

Total From Capital Activity	—		—	—	—	0.01	0.01

Net Asset Value Per Share, End of Period	$4.00		$3.64	$4.27	$5.60	$5.35	$5.78

Market Value Per Share, End of Period	$3.62		$3.07	$3.67	$5.11	$4.69	$5.36

Total Investment Return (3)	22.28	% (4)	(6.32)%	(20.70)%	17.50%	(5.17)%	13.02%
Net Asset Value Total Return (5)	13.58	% (4)	(6.03)%	(16.54)%	12.16%	(0.36)%	7.23%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$190,345		$173,408	$203,302	$266,518	$254,924	$280,873
Ratio of Expenses Before Interest Expense to Average Net Assets	1.18	% (6)	1.10%	0.86%	1.00%	0.89%	0.90%
Ratio of Interest Expense to Average Net Assets	0.38	% (6)	0.65%	0.32%	0.55%	—%	—%
Ratio of Total Expenses to Average Net Assets	1.56	% (6)	1.75%	1.18%	1.55%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	23.16	% (6)	12.89%	7.60%	5.52%	3.73%	3.51%
Portfolio Turnover Rate	13.31	% (4)	42.44%	74.98%	174.33%	56.04%	91.35%

(1)	Computed using average shares outstanding throughout the period.
(2)	Impact from reclassification of $114,359 from other accrued expenses to paid-in capital is less than $0.01. The Fund reclassified the amount in 2004 in that the estimated liabilities related to the Fund’s last rights offering are no longer required.
(3)	Based on market price per share, adjusted for reinvestment of distributions.
(4)	For the six months ended June 30, 2009 and not indicative of a full year’s results.
(5)	Based on net asset value per share, adjusted for reinvestment of distributions.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877)829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 30, 2008.

TCW Strategic Income Fund, Inc. Approval of Advisory and Management Agreement

TCW Strategic Income Fund, Inc. (the “Fund”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Advisory and Management Agreement (“Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of the Fund. At a meeting held on June 11, 2009, the Board of Directors of the Fund (the “Board”) re-approved the Advisory Agreement for an additional one-year period. The Advisor provided materials to the Board for its evaluation in response to information requested by the Independent Directors who were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

•

Nature, Extent and Quality of Services.    The Board considered the general nature, extent, and quality of services provided and expected to be provided by the Advisor. They evaluated the Advisor’s experience in serving as manager of the Fund and considered the benefits to shareholders of investing in a fund complex that is served by a large organization which also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies, commingled funds and collective trusts. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Fund. The Board noted the background and experience of the senior management and portfolio management personnel of the Advisor, and that the expertise and amounts of attention provided and expected to be given to the Fund by the Advisor is substantial. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program and the low turnover of portfolio management personnel. They also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations with respect to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided and anticipated to be provided to the Fund by the Advisor under the Advisory Agreement.

•

Investment Performance.    The Board was provided with a report prepared by Morningstar Associates LLC, an independent third party consultant (the “Report”), which provided a comparative analysis of the performance of the Fund to similar funds, including the short- and long-term performance of the Fund. The Board reviewed information in the Report regarding the performance of the Fund as compared to other funds in its peer group (a group of 11 funds) and its fund category (a group of 21 funds), and considered the rankings given the Fund in the Report. They noted that although the Fund performed below its category median for the three-, five- and 10 year periods ended December 31, 2008, it outperformed its peer group and category medians in 2008, ranking in the first quartile. The Board also considered the impact on historical performance information of performance data for the highly unusual market conditions during 2008. They concluded that the Advisor should continue to provide acceptable investment management services to the Fund consistent with its objectives and strategy.

TCW Strategic Income Fund, Inc. Approval of Advisory and Management Agreement (Continued)

•

Advisory Fees, Expenses and Profitability.    The Board considered information in the Report and in materials prepared by the Advisor regarding the advisory fees charged to the Fund, advisory fees paid by other funds in the Fund’s third party consultant category and advisory fees charged under other investment advisory contracts with the Advisor for other registered investment companies. The Board noted that the advisory fee charged by the Advisor is at the median of advisory fees charged by other investment advisors to similar funds. In addition, the Board noted that the Advisor does not manage any separate accounts with a strategy substantially similar to the current strategy of the Fund.

The Board also considered information in the Report regarding the Fund’s total expenses in 2008, and noted that the total expenses of the Fund (excluding interest expense) were slightly below the median for its category and well below the median for its fund peer group. They also considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Fund, recognizing the difficulty in evaluating a manager’s profitability with respect to the funds it manages in the context of a manager with multiple lines of business and noting that other profitability methodologies may also be reasonable. The Board concluded that the contractual management fee of the Fund under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

•

Economies of Scale.    The Board considered the potential of the Advisor to experience economies of scale as the Fund grows in size. They noted that, as a closed-end fund, there is limited potential for the Fund to experience significant asset growth other than through capital appreciation and income production. The Board noted the Advisory Agreement has a fee breakpoint and that the overall fee charged to the Fund is reasonable and concluded that the current fee structure reflected in the Advisory Agreement is appropriate.

•

Ancillary Benefits.    The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. They noted that, in addition to the fees the Advisor received under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the Fund in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund are consistent with the services provided by the Advisor to the Fund.

After consideration of the factors described above and other matters, the Board approved the renewal of the Advisory Agreement for an additional one year period.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

866 227 8179

www.tcw.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and

Disbursement Agent and Registrar

BNY Mellon Shareowner Services

P.O. Box #35835

Pittsburgh, Pennsylvania 15252

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1775 Eye Street N.W.

Washington, D.C. 20006

Directors

Charles W. Baldiswieler

Director

Samuel P. Bell

Director

Richard W. Call

Director

David S. DeVito

Director, Treasurer and Chief Financial Officer

Matthew K. Fong

Director

John A. Gavin

Director

Patrick C. Haden

Chairman

Charles A. Parker

Director

Officers

Ronald R. Redell

President and Chief Executive Officer

Jeffrey Gundlach

Senior Vice President and Portfolio Manager

Thomas D. Lyon

Senior Vice President

Hilary G.D. Lord

Senior Vice President, Chief Compliance Officer

Philip K. Holl

Secretary and Associate General Counsel

Michael E. Cahill

Senior Vice President, General Counsel and Assistant Secretary

Peter A. Brown

Senior Vice President

George N. Winn

Assistant Treasurer

TSIsrt9672 7/8/09

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	EX-99.CERT – Section 302 Certifications (filed herewith).

EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		TCW Strategic Income Fund, Inc.

By	(Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date		August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date		August 25, 2009

By	(Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date		August 25, 2009

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